INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current income tax (benefit) provision:
Federal	$ (29,181)	$ (1,117)	$ (1,187)
State	2,326	157	1,514
Foreign	(496)	2,985	3,727
Current income tax (benefit) provision	(27,351)	2,025	4,054
Deferred income tax (benefit) provision:
Federal	(8,097)	(39,454)	28,755
State	(6,126)	(9,746)	(6,073)
Foreign	(4,133)	(174)	(4,119)
Deferred income tax (benefit) provision	(18,356)	(49,374)	18,563
Income tax (benefit) provision	$ (45,707)	$ (47,349)	$ 22,617